Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Statement of Cash Flows [Abstract]
Proceeds from short-term debt	$ 2,662
Proceeds from notes payable	$ 300